INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2014
Investment Securities Details [Abstract]
INVESTMENT SECURITIES
NOTE 11: INVESTMENT SECURITIES

Available-for-sale securities

The amortized cost of available-for-sale securities and their fair values at December 31, comprised:

	2013
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	1,843	120	-	1,963
Debt securities issued by other governments and public sector entities	2,710	34	(88)	2,656
Greek treasury bills	157	-	-	157
Foreign treasury bills	340	-	-	340
Debt securities issued by companies incorporated in Greece	416	27	(34)	409
Debt securities issued by companies incorporated outside Greece	463	18	(20)	461
Equity securities issued by companies incorporated in Greece	73	35	(1)	107
Equity securities issued by companies incorporated outside Greece	9	10	-	19
Mutual Fund units	242	32	(1)	273
Total available-for-sale securities	6,253	276	(144)	6,385

	2014
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	802	46	(111)	737
Debt securities issued by other governments and public sector entities	2,919	115	(13)	3,021
Greek treasury bills	168	-	-	168
Foreign treasury bills	270	-	(1)	269
Debt securities issued by companies incorporated in Greece	398	31	(27)	402
Debt securities issued by companies incorporated outside Greece	328	15	(13)	330
Equity securities issued by companies incorporated in Greece	35	9	(3)	41
Equity securities issued by companies incorporated outside Greece	8	11	-	19
Mutual Fund units	215	6	(5)	216
Total available-for-sale securities	5,143	233	(173)	5,203

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2013. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Debt securities issued by other governments and public sector entities	1,254	(85)	196	(3)	1,450	(88)
Debt securities issued by companies incorporated in Greece	3	(1)	105	(33)	108	(34)
Debt securities issued by companies incorporated outside Greece	125	(3)	179	(17)	304	(20)
Equity securities issued by companies incorporated in Greece	6	(1)	1	-	7	(1)
Mutual Fund units	12	(1)	4	-	16	(1)
Total available-for-sale securities	1,400	(91)	485	(53)	1,885	(144)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2014. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2014
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Greek government bonds	501	(111)	-	-	501	(111)
Debt securities issued by other governments and public sector entities	338	(2)	384	(11)	722	(13)
Greek treasury bills	169	-	-	-	169	-
Foreign treasury bills	43	(1)	-	-	43	(1)
Debt securities issued by companies incorporated in Greece	72	(4)	105	(23)	177	(27)
Debt securities issued by companies incorporated outside Greece	10	(2)	105	(11)	115	(13)
Equity securities issued by companies incorporated in Greece	9	(3)	2	-	11	(3)
Mutual Fund units	67	(5)	1	-	68	(5)
Total available-for-sale securities	1,209	(128)	597	(45)	1,806	(173)

The scheduled maturities of available-for-sale securities at December 31, 2013 and 2014 were as follows:
	2013		2014

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	2,502	2,547	989	1,008
Due from one to five years	1,800	1,817	1,781	1,694
Due from five to ten years	974	939	1,349	1,388
Due after ten years	653	683	766	837
Total debt securities	5,929	5,986	4,885	4,927
Equity securities and mutual fund units	324	399	258	276
Total	6,253	6,385	5,143	5,203

Available for sale securities include securities that are pledged as collateral of EUR 3,229 million and EUR 1,621 million as at December 31, 2013 and 2014, respectively.

The following tables present the net gains / (losses) on available-for-sale securities and OTTI on available-for-sale and held-to-maturity securities for 2012, 2013 and 2014.
	2012	2013	2014
	(EUR in millions)
Gross realized gains on sales of available for sale securities
Greek government bonds	382	12	17
Debt securities issued by other governments and public sector entities	31	72	13
Corporate debt securities	8	109	15
Equity securities	2	57	30
Mutual fund units	15	49	39
Total gross realized gains on sales of available for sale securities	438	299	114
Gross realized losses on sales of available for sale securities
Greek government bonds	(73)	(3)	(8)
Debt securities issued by other governments and public sector entities	(11)	(3)	(3)
Corporate debt securities	-	(15)	-
Equity securities	(1)	(23)	(3)
Mutual fund units	(3)	(5)	-
Total gross realized losses on sales of available for sale securities	(88)	(49)	(14)
Net realized gains / (losses) on sales of available for sale securities	350	250	100

Other-Than-Temporary-Impairment
OTTI of Greek government bonds	(378)	-	-
Debt securities issued by other governments and public sector entities	(6)	-	-
Corporate debt securities	(10)	(11)	(1)
Equity securities	(16)	(274)	(5)
Total Other-Than-Temporary-Impairment	(410)	(285)	(6)
Net gains / (losses) on available for sale and held to maturity securities	(60)	(35)	94

Other than temporary impairment charges for 2012 included charges related to Greek government bonds eligible for the PSI of EUR 352 million.

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their fair values at December 31, comprised:
	2013
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	67	65	-	132
Debt securities issued by other governments and public sector entities	10,064	102	(57)	10,109
Debt securities issued by financial institutions incorporated outside Greece	110	2	-	112
Debt securities issued by companies incorporated outside Greece	10	-	-	10
Foreign treasury bills	109	-	-	109
Total held-to-maturity securities	10,360	169	(57)	10,472

	2014
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	73	55	-	128
Debt securities issued by other governments and public entities	10,269	260	-	10,529
Debt securities issued by financial institutions incorporated outside Greece	193	8	-	201
Debt securities issued by companies incorporated outside Greece	11	1	-	12
Foreign treasury bills	99	-	-	99
Total held-to-maturity securities	10,645	324	-	10,969

Held-to-maturity Debt securities issued by other governments and public entities include EUR 9,091 million EFSF bonds, received from the HFSF for the Bank’s recapitalization in June 2013 and to cover the funding gap from the acquisition of FBB (see Note 4, “Mergers, Acquisitions, Disposals and New Entities Established''). The Bank is not allowed to sell these bonds, but the Bank is allowed to use them as collateral for repo financing from the Eurosystem or other market counterparties.

The following table presents the fair value and the associated unrecognized losses of held-to-maturity securities in an unrecognized loss position as at December 31, 2013. The table also discloses whether these securities have had unrecognized losses for periods less than 12 months or for 12 months or longer.

	2013
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Held to maturity investments in unrecognised loss position
Debt securities issued by other governments and public sector entities	687	(57)	-	-	687	(57)
Total held to maturity investments	687	(57)	-	-	687	(57)

There are no unrecognized losses of held-to-maturity securities as at December 31, 2014.

The scheduled maturities of held-to-maturity securities at December 31, 2013 and 2014 were as follows:
	2013		2014

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	110	110	277	276
Due from one to five years	1,821	1,812	3,345	3,391
Due from five to ten years	7,897	7,954	6,935	7,164
Due after ten years	532	596	88	138
Total	10,360	10,472	10,645	10,969

Held to maturity securities include securities that are pledged as collateral of EUR 9,723 million and EUR 9,440 million as at December 31, 2013 and 2014, respectively.

Other-Than-Temporary-Impairment assessment of available-for-sale and held-to-maturity securities

       The assessment for Other-Than-Temporary-Impairment (“OTTI”) of available-for-sale and held-to-maturity debt securities and available-for-sale marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. For debt securities, the evaluation is based upon factors such as the creditworthiness of the issuers and/or guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Regarding equity securities and mutual fund units, as part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

  Impairment of other debt securities, equity securities and mutual funds units

OTTI charges for available-for-sale and held-to-maturity securities in 2012

       Other than the OTTI charges recognized for the Greek government bonds due to the PSI, as discussed above, the Group recognized OTTI charges in relation to all the bonds held that are issued by the Cyprus Republic, Bank of Cyprus and Cyprus Popular Bank because, as at December 31, 2012, the Group considered that a credit loss existed with respect to these securities due to the financial difficulties faced by the issuers.

During 2012 the Group recognized OTTI charges in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges for all equity securities and mutual fund units for which an OTTI was recognized in previous periods and, as at December 31, 2012, were in an unrealized loss position. As at December 31, 2012, gross unrealized losses existing for twelve months or more for equity securities and mutual fund units are not material and were not considered impaired as the losses were not significant to the respective investments held.

For other debt securities issued by Greek financial institutions no OTTI has been recognized based on management's assessment that the Group neither has the intention to sell nor expects it will be required to sell these securities before the recovery of their respective amortized cost bases, and that the issuers' payment obligations associated with these positions will be met on time and the full amount will be recovered. A key factor considered in this assessment was the existence of the recapitalization plan for the Greek banks and that the recapitalization process was progressing and was expected to be completed by June 2013.

With respect to debt securities issued by companies incorporated outside Greece the loss of EUR 42 million relates to debt securities issued mainly by major European and American banks and insurance companies. We consider that these banks and insurance companies would continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2012.

OTTI charges for available-for-sale and held-to-maturity securities in 2013

During 2013 the Group recognized OTTI charges of its equity securities held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges for all equity securities for which an OTTI was recognized in previous periods and, as at December 31, 2013, were in an unrealized loss position. As at December 31, 2013, OTTI charges recognized for our investment in Eurobank were EUR 274 million.

       For debt securities OTTI charges were recognised mainly in relation to all the bonds held that are issued by the Bank of Cyprus and Cyprus Popular Bank of to EUR 6 million because, as at December 31, 2013, the Group considered that a credit loss existed with respect to these securities due to the financial difficulties faced by the issuers.

With respect to corporate securities issued by companies incorporated in Greece the unrealized losses over one year of EUR 33 million relates to debt securities issued mainly by Greek banks. We consider that these banks will continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2013. A key factor considered in this assessment was the successful completion of the share capital increases performed by Piraeus Bank and Alpha Bank in April, 2014 and of Eurobank in May, 2014.

With respect to corporate securities issued by companies incorporated outside Greece the unrealized losses over one year of EUR 17 million relates to debt securities issued mainly by major European and American banks and insurance companies. We consider that these banks and insurance companies will continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2013.

OTTI charges for available-for-sale and held-to-maturity securities in 2014

During 2014 the Group recognized OTTI charges of its equity securities held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges of EUR 5 million for all equity securities for which an OTTI was recognized in previous periods and, as at December 31, 2014, were in an unrealized loss position.

For corporate debt securities OTTI charges of EUR 1 million were recognised in relation to a security, for which the Group considered that a credit loss existed, with respect to such security, due to the financial difficulties faced by the issuer.

With respect to the unrealized losses of EUR 111 million for less than a year on Greek government bonds, we did not recognize any OTTI because we have concluded that the unrealized or unrecognized losses are not other-than-temporary. To arrive at this conclusion the Group considered that it neither intends nor expects it will be required to sell these securities before the recovery of their amortized cost basis, and no credit loss event has occurred, as evidenced by the fact that the issuer is meeting the contractual obligations to the IMF and other debtors.

With respect to debt securities issued by other governments and public sector entities the unrealized losses over one year of EUR 11 million relate to debt securities issued by the Republic of Turkey, held by our subsidiary in Turkey, Finansbank. We consider the unrealized losses insignificant, as they represent on average only 3.1% of the corresponding amortized cost basis and that the Republic of Turkey will continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2014.

With respect to corporate securities issued by companies incorporated in Greece the unrealized losses over one year of EUR 23 million relate to debt securities issued mainly by Greek banks. We consider that these banks will continue to pay in accordance with the contractual terms, the unrealized losses have decreased compared to December 31, 2013 and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2014. A key factor considered in this assessment was the successful completion of the share capital increases performed by Piraeus Bank and Alpha Bank in April, 2014 and of Eurobank in May, 2014.

With respect to corporate securities issued by companies incorporated outside Greece the unrealized losses over one year of EUR 11 million relate to debt securities issued mainly by major European and American banks and insurance companies. We consider that these banks and insurance companies will continue to pay in accordance with the contractual terms and as such an other-than-temporary-impairment was not considered necessary as at December 31, 2014.